DISCONTINUED OPERATION (Schedule of Operations Information of Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit (loss)	$ 0		$ 11,000		$ (107,000)
Operating expenses:
Research and development, net	0		16,000		42,000
Selling and marketing	0		29,000		90,000
General and administrative	0		68,000		191,000
Total operating expenses	0		113,000		323,000
Operating income (loss)	(0)		(102,000)		(430,000)
Financial expenses (income)	0		0		0
Income (loss) on disposal of discontinued operation	0	[1]	529,000	[1]	(1,415,000)
Net Income (loss)	0		427,000		(1,845,000)
Inventory write off	1,284,000		624,000		769,000
Accounts receivable write off	138,000		248,000		(8,000)
Total assets write off					1,400
Discontinued Operation [Member]
Operating expenses:
Inventory write off			529,000
Service [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0		440,000		955,000
Cost of revenue	$ 0		$ 429,000		$ 1,062,000

[1]	During 2020, the Company wrote off the following assets belonging to the discontinued operation: Inventory of $464, Accounts receivable of $233, Fixed assets of $363 and Customers' relationships of $355. During 2021 the company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529.